Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Salary and welfare payable	88,665	96,451
Accrued operating expenses	11,895	12,721
Refund liabilities (1)	211	10,886
Payable for acquisitions of property and equipment	2,250	2,247
Other tax payable	1,401	975
	104,422	123,280

(1)
Refund liabilities represented the estimated amounts of fees collected by the Group which are estimated to be refunded as described in Note 2.